Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-51.89%(a)
Agricultural & Farm Machinery-0.80%
John Deere Capital Corp.	1.20%	04/06/2023	$ 2,687	$ 2,725,427
John Deere Capital Corp. (3 mo. USD LIBOR + 0.40%)(b)	1.40%	06/07/2021	9,638	9,666,109
John Deere Capital Corp.	2.88%	03/12/2021	10,000	10,187,542
				22,579,078
Asset Management & Custody Banks-0.51%
Bank of New York Mellon Corp. (The) (3 mo. USD LIBOR + 0.28%)(b)	1.53%	06/04/2021	6,349	6,349,003
Bank of New York Mellon Corp. (The)	2.60%	08/17/2020	8,000	8,023,728
				14,372,731
Automobile Manufacturers-2.37%
American Honda Finance Corp. (3 mo. USD LIBOR + 0.37%)(b)	0.82%	05/10/2023	15,000	14,468,690
American Honda Finance Corp. (3 mo. USD LIBOR + 0.35%)(b)	1.12%	06/11/2021	5,625	5,598,174
American Honda Finance Corp. (3 mo. USD LIBOR + 0.47%)(b)	1.82%	01/08/2021	8,667	8,647,070
BMW US Capital LLC (Germany) (c)	2.00%	04/11/2021	9,775	9,817,519
Hyundai Capital America (3 mo. USD LIBOR + 0.94%)(b)(c)	2.29%	07/08/2021	5,000	4,874,112
Toyota Motor Credit Corp.	2.60%	01/11/2022	6,000	6,163,776
Volkswagen Group of America Finance LLC (Germany) (3 mo. USD LIBOR + 0.77%)(b)(c)	1.20%	11/13/2020	4,229	4,211,688
Volkswagen Group of America Finance LLC (Germany) (c)	2.50%	09/24/2021	3,500	3,519,829
Volkswagen Group of America Finance LLC (Germany) (c)	3.88%	11/13/2020	10,000	10,123,787
				67,424,645
Biotechnology-0.53%
AbbVie, Inc. (3 mo. USD LIBOR + 0.46%)(b)(c)	0.84%	11/19/2021	15,000	14,913,640
Cable & Satellite-0.30%
NBCUniversal Enterprise, Inc. (3 mo. USD LIBOR + 0.40%)(b)(c)	1.83%	04/01/2021	8,400	8,418,908
Construction Machinery & Heavy Trucks-0.86%
Caterpillar Financial Services Corp. (3 mo. USD LIBOR + 0.20%)(b)	0.64%	11/12/2021	9,524	9,470,266
Caterpillar Financial Services Corp. Series I (3 mo. USD LIBOR + 0.39%)(b)	0.78%	05/17/2021	15,000	15,016,800
				24,487,066
Consumer Finance-2.11%
American Express Co. (3 mo. USD LIBOR + 0.53%)(b)	0.91%	05/17/2021	4,117	4,123,495
American Express Co. (3 mo. USD LIBOR + 0.33%)(b)	1.09%	10/30/2020	9,200	9,211,730
American Express Co. (3 mo. USD LIBOR + 0.60%)(b)	1.14%	11/05/2021	10,000	9,993,675
Capital One Financial Corp. (3 mo. USD LIBOR + 0.45%)(b)	1.21%	10/30/2020	2,000	1,999,679
Capital One N.A.	2.25%	09/13/2021	15,000	15,187,155
Discover Bank	3.10%	06/04/2020	18,350	18,351,426
Nissan Motor Acceptance Corp. (3 mo. USD LIBOR + 0.39%)(b)(c)	1.77%	09/28/2020	1,000	982,994
				59,850,154
Data Processing & Outsourced Services-0.33%
PayPal Holdings, Inc.	1.35%	06/01/2023	4,687	4,764,789
Visa, Inc.	2.20%	12/14/2020	4,424	4,461,837
				9,226,626
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-24.38%
ABN AMRO Bank N.V. (Netherlands) (3 mo. USD LIBOR + 0.57%)(b)(c)	0.94%	08/27/2021	$ 18,221	$ 18,251,723
ABN AMRO Bank N.V. (Netherlands) (3 mo. USD LIBOR + 0.41%)(b)(c)	1.55%	01/19/2021	16,443	16,491,807
ABN AMRO Bank N.V. (Netherlands) (c)	2.45%	06/04/2020	5,250	5,249,942
ANZ New Zealand (Int’l) Ltd. (New Zealand) (c)	2.85%	08/06/2020	10,000	10,040,288
Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.32%)(b)(c)	0.77%	11/09/2020	5,000	5,006,454
Australia & New Zealand Banking Group Ltd. (Australia) (3 mo. USD LIBOR + 0.49%)(b)(c)	0.86%	11/21/2022	11,163	11,140,804
Australia & New Zealand Banking Group Ltd. (Australia)	3.30%	05/17/2021	6,000	6,168,391
Bank of America Corp. (3 mo. USD LIBOR + 0.65%)(b)	2.08%	10/01/2021	4,430	4,436,414
Bank of Montreal (Canada) (3 mo. USD LIBOR + 0.34%)(b)	1.65%	07/13/2020	5,714	5,714,455
Bank of Montreal (Canada) Series D (3 mo. USD LIBOR + 0.46%)(b)	1.77%	04/13/2021	5,000	5,012,510
Bank of Montreal (Canada)	1.90%	08/27/2021	6,565	6,687,053
Bank of Montreal (Canada)	2.90%	03/26/2022	14,189	14,762,750
Bank of Nova Scotia (The) (Canada) (3 mo. USD LIBOR + 0.29%)(b)	1.64%	01/08/2021	5,000	5,002,767
Bank of Nova Scotia (The) (Canada)	2.00%	11/15/2022	9,000	9,257,692
Bank of Nova Scotia (The) (Canada)	2.50%	01/08/2021	10,000	10,128,741
Banque Federative du Credit Mutuel S.A. (France) (3 mo. USD LIBOR + 0.49%)(b)(c)	1.63%	07/20/2020	3,000	3,005,441
Banque Federative du Credit Mutuel S.A. (France) (c)	2.13%	11/21/2022	7,050	7,168,333
Banque Federative du Credit Mutuel S.A. (France) (c)	2.70%	07/20/2022	5,000	5,164,531
Banque Federative du Credit Mutuel S.A. (France) (c)	3.75%	07/20/2023	3,100	3,337,944
BNP Paribas S.A. (France)	5.00%	01/15/2021	12,000	12,337,454
Canadian Imperial Bank of Commerce (Canada) (3 mo. USD LIBOR + 0.72%)(b)	1.46%	06/16/2022	6,732	6,741,597
Capital One Bank USA N.A.	2.01%	01/27/2023	10,715	10,740,647
Commonwealth Bank of Australia (Australia) (c)	2.00%	09/06/2021	4,371	4,449,656
Commonwealth Bank of Australia (Australia) (c)	2.75%	03/10/2022	10,500	10,884,312
Cooperatieve Rabobank U.A. (Netherlands) (3 mo. USD LIBOR + 0.43%)(b)	1.42%	04/26/2021	6,275	6,284,554
Cooperatieve Rabobank U.A. (Netherlands)	4.50%	01/11/2021	6,491	6,653,196
Credit Agricole Corporate & Investment Bank S.A. (France) (3 mo. USD LIBOR + 0.40%)(b)(c)	0.96%	05/03/2021	10,000	10,022,887
Credit Agricole Corporate & Investment Bank S.A. (France) (3 mo. USD LIBOR + 0.63%)(b)	2.06%	10/03/2021	5,000	5,000,717
Credit Agricole S.A. (France) (3 mo. USD LIBOR + 1.18%)(b)(c)	2.61%	07/01/2021	10,000	10,053,945
DBS Group Holdings Ltd. (Singapore) (3 mo. USD LIBOR + 0.49%)(b)(c)	1.49%	06/08/2020	2,000	1,999,996
DNB Bank ASA (Norway) (3 mo. USD LIBOR + 0.37%)(b)(c)	1.82%	10/02/2020	3,000	3,006,090
Goldman Sachs Bank USA	3.20%	06/05/2020	5,907	5,908,321
HSBC Bank PLC (United Kingdom) (c)	4.13%	08/12/2020	4,500	4,531,930
HSBC Holdings PLC (United Kingdom) (3 mo. USD LIBOR + 0.65%)(b)	1.43%	09/11/2021	7,143	7,144,799
JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.61%)(b)	1.50%	06/18/2022	5,854	5,843,753
JPMorgan Chase & Co.	3.25%	09/23/2022	12,000	12,655,752
Lloyds Bank PLC (United Kingdom) (3 mo. USD LIBOR + 0.49%)(b)	0.96%	05/07/2021	3,261	3,266,828
Manufacturers and Traders Trust Co. (3 mo. USD LIBOR + 0.27%)(b)	1.26%	01/25/2021	9,000	9,007,455
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.65%)(b)	1.64%	07/26/2021	12,372	12,352,932
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.79%)(b)	1.78%	07/25/2022	814	808,634
Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.06%)(b)	1.83%	09/13/2021	5,000	5,003,340
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.95%	03/01/2021	9,621	9,795,413
Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.94%)(b)	1.31%	02/28/2022	15,702	15,650,358
MUFG Union Bank N.A.	3.15%	04/01/2022	7,500	7,792,833
National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.71%)(b)(c)	1.27%	11/04/2021	20,000	20,123,683
National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.35%)(b)(c)	1.66%	01/12/2021	3,000	3,004,177
National Bank of Canada (Canada)	2.10%	02/01/2023	15,000	15,332,828
Nordea Bank Abp (Finland) (c)	4.88%	05/13/2021	12,000	12,393,947
PNC Bank N.A. (3 mo. USD LIBOR + 0.31%)(b)	1.21%	06/10/2021	10,000	10,001,506
PNC Bank N.A.	2.03%	12/09/2022	15,000	15,257,159
PNC Bank N.A.	2.45%	11/05/2020	9,261	9,318,310
Regions Bank (3 mo. USD LIBOR + 0.50%)(b)	0.93%	08/13/2021	6,650	6,604,185
Royal Bank of Canada (Canada) (3 mo. USD LIBOR + 0.47%)(b)	1.31%	04/29/2022	10,000	10,000,746
Royal Bank of Canada (Canada)	1.60%	04/17/2023	10,000	10,208,289
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)
Skandinaviska Enskilda Banken AB (Sweden) (3 mo. USD LIBOR + 0.43%)(b)(c)	0.82%	05/17/2021	$ 5,000	$ 5,008,232
Skandinaviska Enskilda Banken AB (Sweden) (c)	3.05%	03/25/2022	12,000	12,442,262
Sumitomo Mitsui Banking Corp. (Japan) (3 mo. USD LIBOR + 0.35%)(b)	1.53%	07/16/2021	20,000	20,038,237
Sumitomo Mitsui Banking Corp. (Japan) (3 mo. USD LIBOR + 0.37%)(b)	1.55%	10/16/2020	8,333	8,345,360
Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.14%)(b)	2.28%	10/19/2021	4,275	4,297,521
Svenska Handelsbanken AB (Sweden)	1.95%	09/08/2020	12,425	12,475,790
Svenska Handelsbanken AB (Sweden) (3 mo. USD LIBOR + 1.15%)(b)	2.53%	03/30/2021	10,000	10,094,964
Swedbank AB (Sweden) (c)	1.30%	06/02/2023	12,000	12,051,051
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%)(b)	0.52%	01/27/2023	9,108	8,909,931
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.43%)(b)	1.20%	06/11/2021	10,000	10,012,196
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.24%)(b)	1.23%	01/25/2021	3,000	3,001,673
Toronto-Dominion Bank (The) (Canada) (3 mo. USD LIBOR + 0.90%)(b)	2.21%	07/13/2021	4,225	4,257,821
Toronto-Dominion Bank (The) (Canada)	2.75%	07/22/2022	10,000	10,014,289
Toronto-Dominion Bank (The) (Canada)	3.15%	09/17/2020	2,973	2,997,789
U.S. Bank N.A. (3 mo. USD LIBOR + 0.38%)(b)	0.77%	11/16/2021	4,545	4,532,047
U.S. Bank N.A. (3 mo. USD LIBOR + 0.44%)(b)	0.80%	05/23/2022	10,000	9,976,164
U.S. Bank N.A. (3 mo. USD LIBOR + 0.31%)(b)	0.87%	02/04/2021	9,375	9,367,552
U.S. Bank N.A. (3 mo. USD LIBOR + 0.32%)(b)	1.31%	04/26/2021	12,500	12,519,446
U.S. Bank N.A.	3.05%	07/24/2020	10,000	10,019,501
United Overseas Bank Ltd. (Singapore) (3 mo. USD LIBOR + 0.48%)(b)(c)	1.52%	04/23/2021	4,700	4,689,328
Wells Fargo & Co.	2.63%	07/22/2022	8,810	9,085,434
Wells Fargo & Co.	4.60%	04/01/2021	15,000	15,496,248
Wells Fargo Bank, N.A.	2.90%	05/27/2022	12,500	12,730,741
Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.85%)(b)	1.23%	08/19/2021	6,991	7,037,029
Westpac Banking Corp. (Australia) (3 mo. USD LIBOR + 0.34%)(b)	1.33%	01/25/2021	10,064	10,076,683
Westpac Banking Corp. (Australia)	2.00%	01/13/2023	7,499	7,755,929
Westpac Banking Corp. (Australia)	2.60%	11/23/2020	3,000	3,031,901
				692,475,388
Diversified Capital Markets-3.17%
Credit Suisse AG (Switzerland) (SOFR + 0.45%)(b)	0.50%	02/04/2022	15,000	14,820,146
Credit Suisse AG (Switzerland)	3.00%	10/29/2021	11,391	11,754,313
Credit Suisse AG (Switzerland)	4.38%	08/05/2020	10,000	10,067,161
Macquarie Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.45%)(b)(c)	0.81%	11/24/2021	15,000	15,004,589
Macquarie Bank Ltd. (Australia) (c)	2.85%	01/15/2021	13,000	13,126,836
UBS AG (Switzerland) (c)	2.45%	12/01/2020	15,000	15,134,656
UBS AG (Switzerland)	4.88%	08/04/2020	10,000	10,074,565
				89,982,266
Electric Utilities-0.67%
Duke Energy Florida LLC Series A (3 mo. USD LIBOR + 0.25%)(b)	0.61%	11/26/2021	5,000	4,983,684
NextEra Energy Capital Holdings, Inc. (3 mo. USD LIBOR + 0.48%)(b)	1.04%	05/04/2021	9,156	9,149,946
NextEra Energy Capital Holdings, Inc. Series H	3.34%	09/01/2020	4,800	4,832,546
				18,966,176
Health Care Services-0.35%
Cigna Corp.	3.20%	09/17/2020	10,000	10,070,443
Industrial Conglomerates-0.20%
Siemens Financieringsmaatschappij N.V. (Germany) (c)	2.70%	03/16/2022	5,530	5,735,513
Insurance Brokers-0.76%
Aon Corp.	5.00%	09/30/2020	9,571	9,708,165
Marsh & McLennan Cos., Inc. (3 mo. USD LIBOR + 1.20%)(b)	2.58%	12/29/2021	4,000	3,987,011
Marsh & McLennan Cos., Inc.	3.50%	12/29/2020	7,706	7,836,487
				21,531,663
Integrated Oil & Gas-0.45%
Exxon Mobil Corp.	1.57%	04/15/2023	12,409	12,751,094
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Integrated Telecommunication Services-0.42%
AT&T, Inc.	2.45%	06/30/2020	$ 10,000	$ 10,000,169
AT&T, Inc.	2.80%	02/17/2021	1,769	1,793,850
				11,794,019
Investment Banking & Brokerage-1.73%
Goldman Sachs Group, Inc. (The)	2.75%	09/15/2020	5,000	5,022,788
Goldman Sachs Group, Inc. (The)	5.25%	07/27/2021	7,766	8,136,354
Morgan Stanley (SOFR + 0.83%)(b)	0.95%	06/10/2022	12,000	11,855,606
Morgan Stanley (3 mo. USD LIBOR + 1.40%)(b)	2.51%	04/21/2021	6,000	6,049,985
Morgan Stanley	5.75%	01/25/2021	17,539	18,123,439
				49,188,172
IT Consulting & Other Services-0.35%
International Business Machines Corp. (3 mo. USD LIBOR + 0.40%)(b)	0.83%	05/13/2021	10,000	10,032,270
Life & Health Insurance-5.30%
AIG Global Funding (3 mo. USD LIBOR + 0.46%)(b)(c)	1.68%	06/25/2021	2,000	1,995,299
AIG Global Funding (c)	2.15%	07/02/2020	7,638	7,647,990
AIG Global Funding (c)	2.30%	07/01/2022	5,000	5,156,640
Jackson National Life Global Funding (SOFR + 0.60%)(b)(c)	0.63%	01/06/2023	10,000	9,739,299
Jackson National Life Global Funding (3 mo. USD LIBOR + 0.30%)(b)(c)	1.52%	10/15/2020	5,000	4,993,129
Jackson National Life Global Funding (c)	2.10%	10/25/2021	10,350	10,492,920
Jackson National Life Global Funding (c)	3.30%	02/01/2022	10,000	10,294,804
MET Tower Global Funding (SOFR + 0.55%)(b)(c)	0.59%	01/17/2023	10,000	9,730,762
Metropolitan Life Global Funding I (SOFR + 0.57%)(b)(c)	0.60%	01/13/2023	3,749	3,665,202
Metropolitan Life Global Funding I (SOFR + 0.57%)(b)(c)	0.63%	09/07/2020	3,601	3,599,345
Metropolitan Life Global Funding I (3 mo. USD LIBOR + 0.23%)(b)(c)	1.58%	01/08/2021	15,202	15,213,551
Metropolitan Life Global Funding I (c)	2.05%	06/12/2020	2,000	2,001,034
Metropolitan Life Global Funding I (c)	2.40%	01/08/2021	3,945	3,987,236
Metropolitan Life Global Funding I (c)	2.50%	12/03/2020	17,000	17,181,438
New York Life Global Funding (3 mo. USD LIBOR + 0.32%)(b)(c)	0.82%	08/06/2021	3,335	3,338,935
New York Life Global Funding (c)	1.10%	05/05/2023	3,244	3,283,582
New York Life Global Funding (3 mo. USD LIBOR + 0.28%)(b)(c)	1.17%	01/28/2021	3,500	3,497,727
New York Life Global Funding (3 mo. USD LIBOR + 0.16%)(b)(c)	1.59%	10/01/2020	8,000	8,005,304
New York Life Global Funding (3 mo. USD LIBOR + 0.44%)(b)(c)	1.75%	07/12/2022	8,889	8,858,116
New York Life Global Funding (c)	2.00%	04/13/2021	5,125	5,200,707
New York Life Global Funding (c)	2.30%	06/10/2022	5,000	5,166,442
Principal Life Global Funding II (3 mo. USD LIBOR + 0.30%)(b)(c)	1.53%	06/26/2020	7,500	7,501,229
				150,550,691
Managed Health Care-0.35%
UnitedHealth Group, Inc.	2.70%	07/15/2020	10,000	10,027,300
Movies & Entertainment-0.24%
TWDC Enterprises 18 Corp. (3 mo. USD LIBOR + 0.19%)(b)	1.50%	06/05/2020	2,000	2,000,096
Walt Disney Co. (The) (3 mo. USD LIBOR + 0.25%)(b)	0.60%	09/01/2021	4,762	4,751,373
				6,751,469
Multi-line Insurance-0.27%
MassMutual Global Funding II (c)	2.50%	04/13/2022	7,500	7,727,418
Multi-Utilities-0.25%
WEC Energy Group, Inc.	3.38%	06/15/2021	7,000	7,201,094
Oil & Gas Refining & Marketing-0.06%
Phillips 66 (3 mo. USD LIBOR + 0.60%)(b)	0.96%	02/26/2021	1,811	1,804,865
Pharmaceuticals-0.62%
Bayer US Finance II LLC (Germany) (3 mo. USD LIBOR + 0.63%)(b)(c)	1.85%	06/25/2021	6,798	6,762,153
Bristol-Myers Squibb Co. (3 mo. USD LIBOR + 0.20%)(b)(c)	0.59%	11/16/2020	7,500	7,504,819
GlaxoSmithKline Capital PLC (United Kingdom) (3 mo. USD LIBOR + 0.35%)(b)	0.77%	05/14/2021	3,378	3,382,071
				17,649,043
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks-3.01%
Citizens Bank N.A. (3 mo. USD LIBOR + 0.72%)(b)	1.14%	02/14/2022	$ 5,000	$ 4,948,333
Citizens Bank N.A.	2.25%	10/30/2020	6,158	6,193,093
Citizens Bank N.A.	3.25%	02/14/2022	2,548	2,627,754
Fifth Third Bank	1.80%	01/30/2023	7,143	7,303,001
Fifth Third Bank	3.35%	07/26/2021	4,999	5,144,133
Huntington National Bank (The)	3.13%	04/01/2022	2,682	2,794,277
KeyBank N.A.	1.25%	03/10/2023	10,901	11,045,882
KeyBank N.A. (3 mo. USD LIBOR + 0.66%)(b)	1.35%	02/01/2022	11,539	11,483,943
KeyCorp	5.10%	03/24/2021	3,750	3,881,520
Truist Bank (3 mo. USD LIBOR + 0.59%)(b)	0.98%	05/17/2022	14,167	14,039,929
Truist Bank (3 mo. USD LIBOR + 0.50%)(b)	1.49%	10/26/2021	5,517	5,506,036
Truist Bank	2.85%	04/01/2021	8,000	8,121,588
Truist Financial Corp. (3 mo. USD LIBOR + 0.65%)(b)	2.08%	04/01/2022	2,500	2,500,830
				85,590,319
Restaurants-0.45%
Starbucks Corp.	2.10%	02/04/2021	12,688	12,778,856
Technology Hardware, Storage & Peripherals-0.25%
Apple, Inc.	0.75%	05/11/2023	7,143	7,224,139
Thrifts & Mortgage Finance-0.59%
Nationwide Building Society (United Kingdom) (c)	2.00%	01/27/2023	8,571	8,760,486
Nationwide Building Society (United Kingdom) (c)	2.45%	07/27/2021	7,800	7,910,002
				16,670,488
Trucking-0.21%
Aviation Capital Group LLC (3 mo. USD LIBOR + 0.95%)(b)(c)	1.30%	06/01/2021	6,383	5,874,254
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,466,225,492)					1,473,649,788
Commercial Paper-28.16%(d)
Aerospace & Defense-0.44%
General Dynamics Corp.(c)	2.05%	07/14/2020	12,500	12,484,954
Automobile Manufacturers-1.37%
American Honda Finance Corp.	1.55%	06/23/2020	8,000	7,992,961
Harley-Davidson Financial Services, Inc.(c)	1.90%	06/01/2020	20,000	19,999,469
Harley-Davidson Financial Services, Inc.(c)	0.68%	06/03/2020	1,000	999,955
Harley-Davidson Financial Services, Inc.(c)	1.00%	06/16/2020	10,000	9,997,695
				38,990,080
Brewers-0.84%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)(c)	1.18%	10/29/2020	24,000	23,942,064
Data Processing & Outsourced Services-1.35%
Fidelity National Information Services, Inc.(c)	0.50%	06/12/2020	30,000	29,995,497
Fidelity National Information Services, Inc.(c)	0.43%	06/19/2020	2,244	2,243,415
Fidelity National Information Services, Inc.(c)	1.54%	06/23/2020	6,000	5,997,991
				38,236,903
Diversified Banks-2.42%
Bank of China Ltd. (China)	0.78%	07/24/2020	1,500	1,498,278
Danske Bank A/S (Denmark)(c)	0.61%	02/26/2021	31,500	31,371,874
Santander UK PLC (United Kingdom)	1.93%	06/29/2020	14,500	14,497,553
Swedbank AB (Sweden)	0.32%-1.56%	11/17/2020	21,500	21,468,772
				68,836,477
Diversified Metals & Mining-1.16%
Glencore Funding LLC (Switzerland)(c)	1.45%	06/12/2020	25,000	24,985,963
Glencore Funding LLC (Switzerland)(c)	1.50%	06/22/2020	8,000	7,992,773
				32,978,736
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric Utilities-1.00%
Oglethorpe Power Corp.(c)	1.05%	06/11/2020	$ 8,238	$ 8,237,027
Oglethorpe Power Corp.(c)	1.05%	06/24/2020	20,000	19,994,742
				28,231,769
Gas Utilities-0.56%
Enbridge US, Inc.(c)	0.45%	06/09/2020	16,000	15,998,240
Health Care Services-0.68%
CommonSpirit Health; Series A	1.75%	06/24/2020	19,200	19,198,419
Household Products-0.28%
Reckitt Benckiser Treasury Services PLC (United Kingdom)(c)	2.13%	06/23/2020	8,000	7,998,822
Insurance Brokers-0.48%
Aon Corp.(c)	1.71%	07/02/2020	13,500	13,492,681
Integrated Oil & Gas-1.57%
BP Capital Markets PLC (United Kingdom)(c)	1.33%	10/22/2020	15,000	14,975,545
Shell International Finance B.V. (Netherlands)(c)	2.11%	02/02/2021	10,000	9,909,322
Suncor Energy, Inc. (Canada)(c)	1.45%	06/05/2020	10,000	9,999,368
Suncor Energy, Inc. (Canada)(c)	0.95%	06/25/2020	4,500	4,498,316
Suncor Energy, Inc. (Canada)(c)	1.25%-1.71%	08/06/2020	5,150	5,141,166
				44,523,717
Integrated Telecommunication Services-1.44%
AT&T, Inc.(c)	1.76%	07/13/2020	6,000	5,996,175
AT&T, Inc.(c)	1.47%	12/11/2020	25,000	24,864,570
Verizon Communications, Inc.(c)	1.51%	07/28/2020	10,000	9,985,083
				40,845,828
Managed Health Care-0.41%
Humana, Inc.(c)	0.63%-2.21%	06/25/2020	11,600	11,595,241
Movies & Entertainment-0.69%
Walt Disney Co. (The)(c)	0.70%	04/23/2021	20,000	19,635,310
Oil & Gas Exploration & Production-1.18%
Canadian Natural Resources Ltd. (Canada)(c)	1.10%	06/17/2020	23,600	23,594,644
Canadian Natural Resources Ltd. (Canada)(c)	0.65%	06/23/2020	10,000	9,996,653
				33,591,297
Oil & Gas Refining & Marketing-1.29%
Motiva Enterprises LLC	0.67%-2.00%	06/05/2020	22,500	22,498,578
Phillips 66(c)	0.35%	06/05/2020	14,250	14,249,100
				36,747,678
Other Diversified Financial Services-3.18%
Anglesea Funding LLC(c)	0.15%	06/01/2020	30,000	29,999,713
Daimler Finance North America LLC(c)	1.10%	06/22/2020	11,990	11,986,219
Kells Funding LLC	0.07%	06/08/2020	600	599,992
Mountcliff Funding LLC(c)	1.10%	07/14/2020	12,000	11,996,811
White Plains Capital Co. LLC(c)	1.00%	06/02/2020	15,000	14,999,575
White Plains Capital Co. LLC(c)	1.00%	07/28/2020	20,700	20,683,612
				90,265,922
Packaged Foods & Meats-0.32%
Mondelez International, Inc.(c)	0.30%	06/29/2020	9,000	8,995,838
Paper Packaging-1.31%
Bemis Co., Inc.(c)	0.71%-0.75%	06/12/2020	2,550	2,549,621
Bemis Co., Inc.(c)	0.41%	06/23/2020	19,617	19,610,434
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Paper Packaging-(continued)
Bemis Co., Inc.(c)	0.36%	06/30/2020	$ 15,000	$ 14,992,667
				37,152,722
Pharmaceuticals-2.00%
AstraZeneca PLC (United Kingdom)(c)	2.06%	10/28/2020	17,000	16,898,219
Bayer Corp. (Germany)(c)	2.42%	08/03/2020	15,000	14,975,388
Bayer Corp. (Germany)(c)	0.50%	08/24/2020	25,000	24,945,927
				56,819,534
Restaurants-0.52%
Starbucks Corp.(c)	1.93%	01/29/2021	15,000	14,859,329
Soft Drinks-1.23%
Coca-Cola Co. (The)(c)	0.27%-1.60%	01/12/2021	35,000	34,943,032
Technology Hardware, Storage & Peripherals-1.19%
NetApp, Inc.(c)	0.95%	08/11/2020	23,800	23,756,215
NetApp, Inc.(c)	0.85%	08/27/2020	10,000	9,977,625
				33,733,840
Trucking-1.25%
Aviation Capital Group LLC(c)	1.58%	06/03/2020	10,000	9,999,576
Aviation Capital Group LLC(c)	1.64%	06/16/2020	12,500	12,497,856
Ryder System, Inc.	1.05%	06/01/2020	13,000	12,999,655
				35,497,087
Total Commercial Paper (Cost $798,905,091)					799,595,520
Asset-Backed Securities-10.69%
Auto Loans/Leases-5.03%
ARI Fleet Lease Trust;
Series 2017-A, Class A2(c)	1.91%	04/15/2026	190	189,660
Series 2020-A, Class A2(c)	1.77%	08/15/2028	5,500	5,516,093
CarMax Auto Owner Trust;
Series 2017-2, Class A3	1.93%	03/15/2022	2,413	2,421,444
Series 2019-2, Class A2A	2.69%	07/15/2022	4,025	4,057,909
Chesapeake Funding II LLC (Canada);
Series 2017-2A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	0.63%	05/15/2029	408	405,916
Series 2017-3A, Class A2 (1 mo. USD LIBOR + 0.34%)(b)(c)	0.52%	08/15/2029	993	991,024
Series 2017-4A, Class A1(c)	2.12%	11/15/2029	872	876,839
Series 2018-3A, Class A1(c)	3.39%	01/15/2031	4,600	4,715,296
Series 2019-1A, Class A1(c)	2.94%	04/15/2031	4,246	4,283,977
Series 2018-1A, Class A2 (1 mo. USD LIBOR + 0.45%)(b)(c)	0.63%	04/15/2030	8,070	8,004,659
Enterprise Fleet Financing LLC;
Series 2017-2, Class A2(c)	1.97%	01/20/2023	18	18,485
Series 2019-1, Class A2(c)	2.98%	10/20/2024	6,281	6,375,041
HPEFS Equipment Trust; Series 2020-1A, Class A2(c)	1.73%	02/20/2030	6,000	6,001,990
Mercedes-Benz Auto Lease Trust; Series 2019-A, Class A2	3.01%	02/16/2021	944	945,044
NextGear Floorplan Master Owner Trust;
Series 2017-2A, Class A1 (1 mo. USD LIBOR + 0.68%)(b)(c)	0.86%	10/17/2022	1,900	1,885,005
Series 2019-1A, Class A1 (1 mo. USD LIBOR + 0.65%)(b)(c)	0.83%	02/15/2024	12,750	12,188,892
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.70%)(b)(c)	0.88%	10/15/2024	10,000	9,510,836
Nissan Auto Lease Trust; Series 2019-B, Class A2B (1 mo. USD LIBOR + 0.27%)(b)	1.08%	10/15/2021	9,763	9,762,375
Santander Retail Auto Lease Trust;
Series 2019-B, Class A2B (1 mo. USD LIBOR + 0.36%)(b)(c)	0.53%	04/20/2022	6,717	6,691,398
Series 2019-C, Class A2B (1 mo. USD LIBOR + 0.34%)(b)(c)	0.51%	09/20/2022	9,589	9,553,241
Tesla Auto Lease Trust; Series 2019-A, Class A2(c)	2.13%	04/20/2022	20,000	20,142,996
Volkswagen Auto Loan Enhanced Trust; Series 2020-1, Class A2A	0.93%	12/20/2022	5,500	5,514,466
Volvo Financial Equipment LLC; Series 2018-1A, Class A3(c)	2.54%	02/15/2022	7,154	7,186,656
Volvo Financial Equipment Master Owner Trust; Series 2018-A, Class A (1 mo. USD LIBOR + 0.52%)(b)(c)	0.70%	07/17/2023	11,300	11,206,958
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases-(continued)
World Omni Automobile Lease Securitization Trust; Series 2019-A, Class A2	2.89%	11/15/2021	$ 4,282	$ 4,310,092
				142,756,292
Consumer Finance-0.44%
American Express Credit Account Master Trust; Series 2019-1, Class A	2.87%	10/15/2024	12,000	12,537,412
Credit Cards-2.70%
Capital One Multi-Asset Execution Trust; Series 2019-A1, Class A1	2.84%	12/15/2024	12,000	12,502,730
Citibank Credit Card Issuance Trust; Series 2016-A3, Class A3 (1 mo. USD LIBOR + 0.49%)(b)	0.74%	12/07/2023	15,500	15,571,543
Discover Card Execution Note Trust; Series 2019-A2, Class A (1 mo. USD LIBOR + 0.27%)(b)	0.45%	12/15/2023	7,500	7,518,152
Evergreen Credit Card Trust (Canada);
Series 2018-2, Class A (1 mo. USD LIBOR + 0.35%)(b)(c)	0.53%	07/15/2022	8,500	8,501,669
Series 2019-1, Class A (1 mo. USD LIBOR + 0.48%)(b)(c)	0.66%	01/15/2023	8,000	7,993,946
Series 2019-3, Class A (1 mo. USD LIBOR + 0.37%)(b)(c)	0.55%	10/16/2023	10,200	10,179,465
Golden Credit Card Trust (Canada); Series 2019-1A, Class A (1 mo. USD LIBOR + 0.45%)(b)(c)	0.63%	12/15/2022	14,500	14,525,377
				76,792,882
Equipment Leasing-1.12%
CNH Equipment Trust; Series 2018-B, Class A2	2.93%	12/15/2021	448	448,311
Dell Equipment Finance Trust;
Series 2019-1, Class A2(c)	2.78%	08/23/2021	5,262	5,296,092
Series 2019-2, Class A2(c)	1.95%	12/22/2021	12,000	12,049,447
MMAF Equipment Finance LLC; Series 2019-A, Class A2(c)	2.84%	01/10/2022	4,387	4,410,461
Transportation Finance Equipment Trust; Series 2019-1, Class A2(c)	1.90%	01/24/2022	9,500	9,531,123
				31,735,434
Industrial Machinery-0.11%
John Deere Owner Trust; Series 2019-A, Class A2	2.85%	12/15/2021	3,140	3,154,340
Specialized Finance-1.29%
Navient Private Education Refi Loan Trust;
Series 2019-A, Class A1(c)	3.03%	01/15/2043	639	641,393
Series 2019-FA, Class A1(c)	2.18%	08/15/2068	3,918	3,941,032
Navient Student Loan Trust;
Series 2017-4A, Class A2 (1 mo. USD LIBOR + 0.50%)(b)(c)	0.67%	09/27/2066	17,293	17,110,724
Series 2019-2A, Class A1 (1 mo. USD LIBOR + 0.27%)(b)(c)	0.44%	02/27/2068	5,537	5,513,892
SoFi Professional Loan Program LLC; Series 2019-B, Class A1FX(c)	2.78%	08/17/2048	2,809	2,832,386
SoFi Professional Loan Program Trust; Series 2020-A, Class A1FX(c)	2.06%	05/15/2046	6,585	6,625,843
				36,665,270
Total Asset-Backed Securities (Cost $303,365,905)					303,641,630
Certificates of Deposit-2.07%
Diversified Banks-1.65%
Cooperatieve Rabobank U.A. (Netherlands) (3 mo. USD LIBOR + 0.30%)(b)	1.14%	06/17/2021	15,000	15,024,842
Societe Generale S.A. (France)	2.19%	07/31/2020	2,795	2,804,902
Standard Chartered Bank (United Kingdom) (3 mo. USD LIBOR + 0.28%)(b)	0.78%	11/06/2020	20,000	20,025,457
Swedbank AB (Sweden) (3 mo. USD LIBOR + 0.40%)(b)	1.39%	04/27/2021	9,000	9,028,139
				46,883,340
Diversified Capital Markets-0.42%
Credit Suisse AG (Switzerland) (3 mo. USD LIBOR + 0.24%)(b) (Cost $12,000,000)	1.49%	12/04/2020	12,000	12,014,238
Total Certificates of Deposit (Cost $58,785,268)					58,897,578
U.S. Treasury Securities-1.49%
U.S. Treasury Bills-1.49%
U.S. Cash Management Bills(d)	0.14%	10/06/2020	500	499,735
U.S. Treasury Bills(d)	0.10%	07/30/2020	4,500	4,499,023
U.S. Treasury Bills(d)	1.80%	09/10/2020	2,700	2,698,854
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills-(continued)
U.S. Treasury Bills(d)	0.30%	10/15/2020	$ 20,000	$ 19,988,478
U.S. Treasury Bills(d)	0.14%	11/05/2020	14,500	14,490,278
Total U.S. Treasury Securities (Cost $42,153,913)					42,176,368
Municipal Obligations-0.14%
Credit Enhanced-0.14%
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(e)(f) (Cost $3,950,000)	0.34%	05/01/2050	3,950	3,950,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-94.44% (Cost $2,673,385,669)					2,681,910,884
			Repurchase Amount
Repurchase Agreements-5.70%(g)
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $289,302,463; 0% - 8.19%; 04/25/2023 - 01/25/2058) (h)	0.82%	-	-	40,000,000
Citigroup Global Markets, Inc., joint term agreement dated 03/17/2020, aggregate maturing value of $58,500,000 (collateralized by domestic and foreign corporate obligations and a domestic agency mortgage-backed security valued at $62,774,156; 0% - 5.45%; 03/16/2021 - 03/01/2097) (b)	0.84%	06/18/2020	10,000,000	10,000,000
J.P. Morgan Securities LLC, open agreement dated 03/02/2020 (collateralized by domestic corporate obligations and a domestic non-agency mortgage-backed security valued at $12,922,034; 0.98% - 7.00%; 12/15/2020 - 08/10/2056) (h)	1.02%	-	-	12,000,000
Nomura Securities International, Inc., term agreement dated 02/04/2020, maturing value of $50,000,000 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $55,000,001; 0% - 6.59%; 07/27/2048 - 07/25/2067) (b)	2.00%	06/30/2020	50,000,000	50,000,000
Societe Generale, joint open agreement dated 11/05/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $109,912,220; 0.31% - 13.00%; 08/15/2020 - 06/05/2115) (h)	0.88%	-	-	50,000,000
Total Repurchase Agreements (Cost $162,000,000)					162,000,000
TOTAL INVESTMENTS IN SECURITIES-100.14% (Cost $2,835,385,669)					2,843,910,884
OTHER ASSETS LESS LIABILITIES-(0.14)%					(4,111,985)
NET ASSETS-100.00%					$2,839,798,899
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
RB	-Revenue Bonds
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $1,424,211,781, which represented 50.15% of the Fund’s Net Assets.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2020.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2020, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Conservative Income Fund